UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing
Form. Please print or type.

1.  Name and address of issuer:
	Navellier Variable Insurance Fund
	1 East Liberty, Third Floor
	Reno, NV  89501

2.  Name of each series or class of securities
for which this Form is filed (if the Form is
being filed for all series and classes of
securities of the issuer, check the box but do
not list series or classes):  	X

3.  Investment Company Act File Number:  811-8079

 	Securities Act File Number:   333-22633

4 (a). Last day of fiscal year for which this notice is filed: December 31, 2002

4 (b). p Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
		   (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). p Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)Aggregate sale price of securities sold

during the fiscal year pursuant to section 24f-2:
		$240

	(ii)Aggregate price of securities redeemed
or
repurchased during the fiscal year:	$0

	(iii)	Aggregate price of securities
redeemed orrepurchased during any prior fiscal
year ending noearlier than October 11, 1995 that
were notpreviously used to reduce registration
fees payable
			to the Commission:	$0

	(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]:		$0

	(v)		Net sales - if Item 5(i) is
greater than Item 5(iv)
			[subtract Item 5(iv) from Item
5(i)]:		$240
	(vi)	Redemption credits available for use
in future years
			- if Item 5(i) is less than
Item 5(iv) [subtract Item
			5(iv) from Item 5(i)]:	$0

	(vii) Multiplier for determining
registration fee (See Instruction C.9):
			x	0.0000809

	(viii) Registration fee due [multiply Item
5(v) by Item
		  5(vii)] (enter "0" if no fee is
due):	=	$0.02



6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:___________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7.	Interest due - if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year
	(see Instruction D):
			+	$0.00

8.	Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus line
7):
			=	$0.02

9.	Date the registration fee and any interest
payment was sent to the Commission's lockbox depository: N/A

			Method of Delivery:
			p Wire Transfer
			p Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
			\s\ Arjen Kuyper
			Arjen Kuyper
			Treasurer

Date: 02/28/03

* Please print the name and title of the signing officer below the signature.